Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	INTEGRA RESOURCES CORP.
Entity Central Index Key	0001722387
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Trading Symbol	ITRG
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Annual Report	true
Document Registration Statement	false
Entity File Number	001-39372
Entity Tax Identification Number	98-1431670
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1050-400 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A6
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
City Area Code	604
Local Phone Number	416-0576
Entity Common Stock, Shares Outstanding	62,598,209
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Firm ID	1930
Auditor Location	Vancouver, British Columbia
Auditor Name	Jenny Lee
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	DC
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133